Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed explanation of Undiscounted Contractual Cash Flows [Abstract]
Minimum Payments for Contractual Commitments that are not Recognized as Liabilities
The Company has the following minimum payments for contractual commitments that are not recognized as liabilities at December 31, 2021, which are disclosed in Note 27(a) -
Risk Management, Liquidity Risk
.

	Undiscounted Contractual Cash Flows
	< 1 year	2 - 3 years	4 - 5 years	More than 5 years	Total

Variable lease payments 1	$396,719	$477,562	$125,275	$12,999	$1,012,555

Lease payments related to leases which have not yet commenced 2	104,702	2,589,330	2,762,597	12,636,454	18,093,083
	$501,421	$3,066,892	$2,887,872	$12,649,453	$19,105,638

1	Variable lease payments associated lease liabilities (Note 8).

2
In October 2021, the Company executed a 12-year lease for office space in Calgary, Alberta. Basic rent and estimated common expense payments commence in December 2022, preceded by a fixturing period which the Company will use to build out the space. The Company will receive a tenant improvement allowance which is expected to cover the majority of the costs.